Offerings	Dec. 19, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to purchase common shares of beneficial interest
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.